Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Empower Emerging Markets Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Institutional Class/MXENX)
Average Annual Return, Percent	33.33%	3.88%	4.29%	[1]
Empower Emerging Markets Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Investor Class/MXEOX)
Average Annual Return, Percent	32.78%	3.49%	3.91%	[2]
Empower International Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Institutional Class/MXHTX)
Average Annual Return, Percent	11.92%	0.34%			6.45%
Empower International Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Investor Class/MXIGX)
Average Annual Return, Percent	11.55%	(0.02%)			6.08%
Empower International Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Institutional Class/MXPBX)
Average Annual Return, Percent	31.38%	8.78%			8.12%
Empower International Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Investor Class/MXINX)
Average Annual Return, Percent	30.92%	8.38%			7.73%
Empower International Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Institutional Class/MXJVX)
Average Annual Return, Percent	39.43%	10.62%			9.62%
Empower International Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Investor Class/MXIVX)
Average Annual Return, Percent	39.10%	10.23%			9.23%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.20%	4.65%	[1],[2]
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	31.22%	8.92%			8.18%
MSCI EAFE® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Growth Index
Average Annual Return, Percent	20.76%	4.43%			7.42%
MSCI EAFE® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Value Index
Average Annual Return, Percent	42.25%	13.36%			8.69%

[1]	Institutional Class inception date was January 4, 2018.
[2]	Investor Class inception date was January 4, 2018.